Supplement to the

Fidelity® Series Small Cap Opportunities Fund (formerly Fidelity Small Cap Opportunities Fund)

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

October 9, 2009

The following information replaces similar information found in the "Management Contract" section beginning on page 26. All references to Lionel Harris are no longer applicable.

Rayna Lesser, Charles Myers, Shadman Riaz, Richard Thompson, and Patrick Venanzi are co-managers of Series Small Cap Opportunities and each receives compensation for his or her services. As of October 31, 2009 (November 30, 2009 for Mr. Thompson), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Venanzi's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Series Small Cap Opportunities is based on the pre-tax investment performance of the fund measured against the Russell 2000 Index and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Small Cap Blend Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Index(es)
Rayna Lesser	Russell 2000 Information Technology Index, Russell 2000 Telecom Services Index
Charles Myers	Russell 2000 Financials Index
Shadman Riaz	Russell 2000 Energy Index, Russell 2000 Industrials Index, Russell 2000 Materials Index, Russell 2000 Utilities Index
Richard Thompson	Russell 2000 Consumer Discretionary Index, Russell 2000 Consumer Staples Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SMOB-10-01 January 19, 2010
1.881197.103

The following table provides information relating to other accounts managed by Ms. Lesser as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 495	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 495	none	none

* Includes assets of Series Small Cap Opportunities managed by Ms. Lesser ($495 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Ms. Lesser was none.

The following table provides information relating to other accounts managed by Mr. Myers as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 2,278	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,278	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Myers ($275 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Myers was none.

The following table provides information relating to other accounts managed by Mr. Riaz as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 394	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 394	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Riaz ($394 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Riaz was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. Thompson as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 465	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 465	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Thompson ($243 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Thompson was none.

Patrick Venanzi is a research analyst and is co-manager of Series Small Cap Opportunities. Mr. Venanzi receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of October 31, 2009, the portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts with the research analyst's designated team. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Small Cap Opportunities is based on the pre-tax investment performance of the fund measured against the Russell 2000 Index and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Small Cap Blend Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Russell 2000 Health Care Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Venanzi as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 192	none	$ 4
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 192	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Venanzi ($192 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Venanzi was none.

Supplement to the

Fidelity® Blue Chip Growth Fund, Fidelity Small Cap Growth Fund, Fidelity Series Small Cap Opportunities Fund (formerly Fidelity Small Cap Opportunities Fund), and Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

Class F

STATEMENT OF ADDITIONAL INFORMATION

October 9, 2009

The following information replaces similar information found in the "Management Contracts" section beginning on page 30. All references to Lionel Harris are no longer applicable.

Rayna Lesser, Charles Myers, Shadman Riaz, Richard Thompson, and Patrick Venanzi are co-managers of Series Small Cap Opportunities and each receives compensation for his or her services. As of October 31, 2009 (November 30, 2009 for Mr. Thompson), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Venanzi's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Series Small Cap Opportunities is based on the pre-tax investment performance of the fund measured against the Russell 2000 Index and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Small Cap Blend Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Index(es)
Rayna Lesser	Russell 2000 Information Technology Index, Russell 2000 Telecom Services Index
Charles Myers	Russell 2000 Financials Index
Shadman Riaz	Russell 2000 Energy Index, Russell 2000 Industrials Index, Russell 2000 Materials Index, Russell 2000 Utilities Index
Richard Thompson	Russell 2000 Consumer Discretionary Index, Russell 2000 Consumer Staples Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

F-COM7B-10-01 January 19, 2010
1.907260.100

The following table provides information relating to other accounts managed by Ms. Lesser as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 495	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 495	none	none

* Includes assets of Series Small Cap Opportunities managed by Ms. Lesser ($495 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Ms. Lesser was none.

The following table provides information relating to other accounts managed by Mr. Myers as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 2,278	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,278	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Myers ($275 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Myers was none.

The following table provides information relating to other accounts managed by Mr. Riaz as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 394	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 394	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Riaz ($394 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Riaz was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. Thompson as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 465	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 465	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Thompson ($243 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Thompson was none.

Patrick Venanzi is a research analyst and is co-manager of Series Small Cap Opportunities. Mr. Venanzi receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of October 31, 2009, the portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts with the research analyst's designated team. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Small Cap Opportunities is based on the pre-tax investment performance of the fund measured against the Russell 2000 Index and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Small Cap Blend Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Russell 2000 Health Care Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Venanzi as of October 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 192	none	$ 4
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 192	none	none

* Includes assets of Series Small Cap Opportunities managed by Mr. Venanzi ($192 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2009, the dollar range of shares of Series Small Cap Opportunities beneficially owned by Mr. Venanzi was none.